GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 100,706	$ 224,358
Property and equipment, net	12,240		$ 12,180
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	10,371		9,952
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	78,592	167,165
Property and equipment, net	1,219		1,460
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	17,952	44,618
Property and equipment, net	650		$ 768
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 4,162	$ 12,575